VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(“Fund”)

Supplement dated May 26, 2015

to the Fund’s Class I shares’ Prospectus dated September 30, 2014

(“Prospectus”)

Effective immediately, the Prospectus for the Fund is revised to allow members of the Fund’s investment adviser’s Multi-Asset Strategies & Solutions team (“MASS”) to invest in Class I shares of the Fund and to eliminate the Class I shares’ minimum initial investment requirement for MASS members.

1.	The following footnote reference is added to the line item regarding “Minimum Initial Purchase” with respect to the Class I shares section of the table in the subsection entitled “Classes of Shares – Choosing a Share Class” of the Fund’s Prospectus:

††	There is no minimum initial investment requirement for members of the Adviser’s Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager Mid Cap Value Fund.

2.	The section entitled “How to Buy Shares – Class I Shares” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with Voya Financial, Inc.; (8) Voya Financial, Inc. affiliates for purposes of corporate cash management; (9) other registered investment companies; and (10) members of the Adviser’s Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager Mid Cap Value Fund.

3.	The following footnote reference is added to each Class I shares reference in the table of the section entitled “How to Buy Shares” of the Funds’ Prospectus:

†††	There is no minimum initial investment requirement for members of the Adviser’s Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager Mid Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE